Summary of significant accounting policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator for basic and diluted earnings per shares
Net (Loss) Income	$ 7,583	$ 11,259	$ 6,117	$ 6,986	$ 20,318	$ 22,312
Denominator
Denominator for basic earnings per ordinary share - weighted average shares outstanding	25,426,250	24,364,014	25,127,179	24,306,288	24,347,620	20,677,067
Effect of dilutive warrants and unit purchase options	4,399,081	3,773,152	3,607,484	3,454,980	3,390,059	37,208
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	29,825,331	28,137,166	28,734,663	27,761,268	27,737,679	20,714,275
Basic earnings per ordinary share (in dollars per share)	$ 0.30	$ 0.46	$ 0.24	$ 0.29	$ 0.83	$ 1.08
Diluted earnings per ordinary share (in dollars per share)	$ 0.25	$ 0.40	$ 0.21	$ 0.25	$ 0.73	$ 1.08